UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2010 (Unaudited)	Columbia High Yield Opportunity Fund

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 97.2%
BASIC MATERIALS — 8.9%
Chemicals — 2.6%
Agricultural Chemicals — 0.2%
Terra Capital, Inc.
	7.750% 11/01/19 (b)		660,000	735,900
				735,900
Chemicals-Diversified — 2.4%
Georgia Gulf Corp.
	9.000% 01/15/17 (b)		240,000	249,000
Huntsman International LLC
	6.875% 11/15/13 (b)	EUR	720,000	914,212
	7.875% 11/15/14		1,035,000	1,003,950
INEOS Group Holdings PLC
	8.500% 02/15/16 (b)		1,835,000	1,192,750
INVISTA
	9.250% 05/01/12 (b)		2,055,000	2,070,412
NOVA Chemicals Corp.
	8.375% 11/01/16 (b)		500,000	493,750
	8.625% 11/01/19 (b)		805,000	805,000
Solutia, Inc.
	8.750% 11/01/17		1,000,000	1,045,000
				7,774,074
Chemicals Total				8,509,974
Forest Products & Paper — 2.4%
Paper & Related Products — 2.4%
Clearwater Paper Corp.
	10.625% 06/15/16 (b)		510,000	566,100
Domtar Corp.
	10.750% 06/01/17		885,000	1,037,663
Georgia-Pacific Corp.
	8.000% 01/15/24		2,585,000	2,694,862
NewPage Corp.
	10.000% 05/01/12		1,920,000	1,104,000
	11.375% 12/31/14		1,195,000	1,141,225
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)		1,495,000	1,622,075
				8,165,925
Forest Products & Paper Total				8,165,925

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 1.2%
Steel-Producers — 1.2%
Russel Metals, Inc.
	6.375% 03/01/14	1,045,000	984,913
Steel Dynamics, Inc.
	7.750% 04/15/16 (04/07/10) (c)(d)	2,375,000	2,363,125
United States Steel Corp.
	7.000% 02/01/18	845,000	797,789
			4,145,827
Iron/Steel Total			4,145,827
Metals & Mining — 2.7%
Diversified Minerals — 1.4%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	2,140,000	2,386,100
Teck Resources Ltd.
	10.750% 05/15/19	1,740,000	2,140,200
			4,526,300
Metal-Diversified — 1.0%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,230,000	1,334,550
Vedanta Resources PLC
	9.500% 07/18/18 (b)	1,970,000	2,078,350
			3,412,900
Mining Services — 0.3%
Noranda Aluminium Holding Corp.
	PIK,
	7.024% 11/15/14 (05/15/10) (c)(d)	1,543,307	1,072,598
			1,072,598
Metals & Mining Total			9,011,798
BASIC MATERIALS TOTAL			29,833,524
COMMUNICATIONS — 21.3%
Advertising — 0.1%
Advertising Agencies — 0.1%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	385,000	376,337
			376,337
Advertising Total			376,337
Media — 5.3%
Broadcast Services/Programs — 0.8%
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (b)	1,225,000	1,258,688
Liberty Media LLC
	8.250% 02/01/30	1,385,000	1,246,500
			2,505,188

2

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Cable TV — 2.3%
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)	1,005,000	1,005,000
Charter Communications Holdings II LLC/Charter Communcations Holdings II Capital Corp.
	13.500% 11/30/16	1,408,095	1,663,312
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	1,280,000	1,345,600
	8.500% 06/15/15 (b)	1,000,000	1,050,000
DISH DBS Corp.
	6.625% 10/01/14	1,700,000	1,704,250
	7.875% 09/01/19	835,000	860,050
			7,628,212
Publishing-Books — 0.8%
TL Acquisitions, Inc.
	10.500% 01/15/15 (b)	2,765,000	2,519,606
			2,519,606
Publishing-Periodicals — 0.3%
Reader’s Digest Association, Inc.
	9.500% 02/15/17 (05/15/10) (b)(c)(d)	1,020,000	1,007,250
			1,007,250
Radio — 0.5%
CMP Susquehanna Corp.
	3.250% 05/15/14 (05/14/10) (c)(d)(e)	112,000	50,400
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	1,640,000	1,713,800
			1,764,200
Television — 0.6%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	1,135,575	647,278
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	1,345,000	1,395,437
			2,042,715
Media Total			17,467,171

3

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 15.9%
Cellular Telecommunications — 4.4%
Cricket Communications, Inc.
	9.375% 11/01/14		1,990,000	1,980,050
Digicel Group Ltd.
	8.875% 01/15/15 (b)		3,190,000	3,046,450
MetroPCS Wireless, Inc.
	9.250% 11/01/14		2,450,000	2,443,875
Nextel Communications, Inc.
	7.375% 08/01/15		2,585,000	2,384,663
NII Capital Corp.
	10.000% 08/15/16 (b)		600,000	651,000
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)		2,816,000	3,013,120
	11.750% 07/15/17 (b)	EUR	875,000	1,274,845
				14,794,003
Media — 1.4%
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16		1,925,000	2,143,969
Quebecor Media, Inc.
	7.750% 03/15/16		2,365,000	2,370,912
				4,514,881
Satellite Telecommunications — 2.1%
GeoEye, Inc.
	9.625% 10/01/15 (b)		1,355,000	1,375,325
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16		2,620,000	2,796,850
Intelsat Bermuda Ltd.
	11.250% 02/04/17		2,780,000	2,818,225
				6,990,400
Telecommunication Equipment — 0.7%
Lucent Technologies, Inc.
	6.450% 03/15/29		3,315,000	2,353,650
				2,353,650
Telecommunication Services — 2.9%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)		1,440,000	1,407,600
Global Crossing Ltd.
	12.000% 09/15/15 (b)		1,640,000	1,783,500
Hellas Telecommunications Luxembourg II
	6.034% 01/15/15 (04/01/10) (b)(c)(d)(f)		900,000	38,250

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)	1,325,000	1,417,750
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	540,000	567,000
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,095,000	1,100,475
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	1,270,000	1,308,100
West Corp.
	11.000% 10/15/16	1,995,000	1,999,988
			9,622,663
Telephone-Integrated — 4.1%
Frontier Communications Corp.
	7.875% 01/15/27	2,670,000	2,443,050
Level 3 Financing, Inc.
	8.750% 02/15/17	805,000	716,450
Qwest Communications International, Inc.
	7.500% 02/15/14	1,895,000	1,913,950
Qwest Corp.
	7.500% 10/01/14	935,000	995,775
	7.500% 06/15/23	2,260,000	2,180,900
Sprint Capital Corp.
	6.875% 11/15/28	645,000	488,587
Virgin Media Finance PLC
	9.500% 08/15/16	2,230,000	2,363,800
Windstream Corp.
	8.625% 08/01/16	2,680,000	2,726,900
			13,829,412
Wireless Equipment — 0.3%
Crown Castle International Corp.
	9.000% 01/15/15	870,000	939,600
			939,600
Telecommunication Services Total			53,044,609
COMMUNICATIONS TOTAL			70,888,117
CONSUMER CYCLICAL — 14.0%
Airlines — 0.4%
Airlines — 0.4%
American Airlines, Inc.
	10.500% 10/15/12 (b)	1,240,000	1,271,000
			1,271,000
Airlines Total			1,271,000

5

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Apparel — 0.6%
Apparel Manufacturers — 0.6%
Levi Strauss & Co.
	9.750% 01/15/15	1,800,000	1,876,500
			1,876,500
Apparel Total			1,876,500
Auto Manufacturers — 0.8%
Auto-Cars/Light Trucks — 0.3%
General Motors Corp.
	7.200% 01/15/11 (f)	1,330,000	402,325
	8.375% 07/15/33 (f)	2,280,000	689,700
			1,092,025
Auto-Medium & Heavy Duty Trucks — 0.5%
Navistar International Corp.
	8.250% 11/01/21	1,675,000	1,700,125
			1,700,125
Auto Manufacturers Total			2,792,150
Auto Parts & Equipment — 1.0%
Auto/Truck Parts & Equipment-Original — 0.4%
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	1,475,000	1,408,625
			1,408,625
Rubber-Tires — 0.6%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	1,438,000	1,482,937
	10.500% 05/15/16	435,000	468,713
			1,951,650
Auto Parts & Equipment Total			3,360,275
Distribution/Wholesale — 0.3%
Distribution/Wholesale — 0.3%
McJunkin Red Man Corp.
	9.500% 12/15/16 (b)	1,045,000	1,047,613
			1,047,613
Distribution/Wholesale Total			1,047,613
Entertainment — 2.0%
Casino Services — 0.2%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14	820,000	697,000
			697,000

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Gambling (Non-Hotel) — 1.1%
Boyd Gaming Corp.
	6.750% 04/15/14	250,000	212,813
	7.125% 02/01/16	690,000	543,375
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,225,000	1,130,062
Mohegan Tribal Gaming Authority
	11.500% 11/01/17 (b)	955,000	993,200
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (b)	990,000	940,500
			3,819,950
Music — 0.6%
WMG Acquisition Corp.
	7.375% 04/15/14	1,070,000	1,021,850
WMG Holdings Corp.
	9.500% 12/15/14	1,075,000	1,075,000
			2,096,850
Resorts/Theme Parks — 0.1%
Six Flags, Inc.
	9.625% 06/01/14 (f)	950,000	242,250
			242,250
Entertainment Total			6,856,050
Home Builders — 1.7%
Building-Residential/Commercial — 1.7%
D.R. Horton, Inc.
	5.625% 09/15/14	1,150,000	1,132,750
	5.625% 01/15/16	720,000	684,000
KB Home
	5.875% 01/15/15	2,305,000	2,155,175
Ryland Group, Inc.
	8.400% 05/15/17	680,000	734,400
Standard Pacific Corp.
	7.000% 08/15/15	1,200,000	1,080,000
			5,786,325
Home Builders Total			5,786,325
Home Furnishings — 0.0%
Home Furnishings — 0.0%
Simmons Co.
	PIK,
	7.390% 02/15/12 (08/16/10) (c)(d)(f)(g)	1,922,817	4,807
			4,807
Home Furnishings Total			4,807

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — 0.5%
Cruise Lines — 0.5%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	1,855,000	1,576,750
			1,576,750
Leisure Time Total			1,576,750
Lodging — 3.2%
Casino Hotels — 1.7%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18	1,003,000	757,265
	11.250% 06/01/17	1,560,000	1,618,500
MGM Mirage
	6.750% 09/01/12	2,345,000	2,169,125
Snoqualmie Entertainment Authority
	4.136% 02/01/14 (08/01/10) (b)(c)(d)	280,000	190,400
	9.125% 02/01/15 (b)	1,115,000	769,350
			5,504,640
Gambling (Non-Hotel) — 0.7%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)(h)	2,420,000	629,200
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	1,900,000	1,779,445
			2,408,645
Hotels & Motels — 0.8%
Host Hotels & Resorts LP
	6.750% 06/01/16	1,325,000	1,305,125
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	1,395,000	1,388,025
			2,693,150
Lodging Total			10,606,435
Retail — 3.3%
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.
	8.500% 06/15/19	1,290,000	1,381,912
			1,381,912
Retail-Discount — 0.4%
Dollar General Corp.
	10.625% 07/15/15	1,050,000	1,149,750
			1,149,750

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Drug Stores — 0.5%
Rite Aid Corp.
	9.500% 06/15/17	1,990,000	1,646,725
			1,646,725
Retail-Propane Distributors — 1.1%
AmeriGas Partners LP
	7.125% 05/20/16	1,285,000	1,288,212
	7.250% 05/20/15	405,000	407,025
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	555,000	561,938
	8.750% 03/01/15	1,220,000	1,253,550
			3,510,725
Retail-Restaurants — 0.2%
Landry’s Restaurants, Inc.
	11.625% 12/01/15 (b)	655,000	684,475
			684,475
Retail-Toy Store — 0.6%
Toys R US, Inc.
	7.375% 10/15/18	2,265,000	2,129,100
			2,129,100
Retail-Vitamins/Nutritional Supplements — 0.1%
General Nutrition Centers, Inc.
	PIK,
	5.178% 03/15/14 (03/15/10) (c)(d)	440,000	404,800
			404,800
Retail Total			10,907,487
Textiles — 0.2%
Storage/Warehousing — 0.2%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (b)(i)	690,000	696,900
			696,900
Textiles Total			696,900
CONSUMER CYCLICAL TOTAL			46,782,292
CONSUMER NON-CYCLICAL — 13.8%
Commercial Services — 2.9%
Commercial Services — 1.1%
ARAMARK Corp.
	8.500% 02/01/15	2,020,000	2,040,200
Iron Mountain, Inc.
	8.000% 06/15/20	1,690,000	1,702,675
			3,742,875

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services-Finance — 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	1,025,000	799,500
			799,500
Funeral Services & Related Items — 0.4%
Service Corp. International
	6.750% 04/01/16	595,000	583,100
	7.000% 06/15/17	800,000	784,000
			1,367,100
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	1,030,000	1,036,437
			1,036,437
Rental Auto/Equipment — 0.9%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	1,450,000	1,442,750
Rental Service Corp.
	9.500% 12/01/14	1,440,000	1,393,200
			2,835,950
Commercial Services Total			9,781,862
Cosmetics/Personal Care — 0.3%
Cosmetics & Toiletries — 0.3%
Revlon Consumer Products Corp.
	9.750% 11/15/15 (b)	990,000	1,017,225
			1,017,225
Cosmetics/Personal Care Total			1,017,225
Food — 2.4%
Food-Meat Products — 1.3%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	2,145,000	2,423,850
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	1,655,000	1,791,537
			4,215,387
Food-Miscellaneous/Diversified — 0.8%
Pinnacle Foods Finance LLC
	9.250% 04/01/15	1,460,000	1,481,900
	9.250% 04/01/15 (b)	450,000	456,750
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	785,000	785,000
			2,723,650

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Retail-Hypermarkets — 0.3%
New Albertsons, Inc.
	8.000% 05/01/31	1,160,000	1,012,100
			1,012,100
Food Total			7,951,137
Healthcare Products — 1.5%
Medical Instruments — 0.3%
Accellent, Inc.
	8.375% 02/01/17 (b)	895,000	901,713
			901,713
Medical Products — 1.2%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	2,910,000	3,186,450
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14 (b)	590,000	631,300
	10.875% 11/15/14	320,000	342,400
			4,160,150
Healthcare Products Total			5,061,863
Healthcare Services — 4.9%
Dialysis Centers — 0.3%
DaVita, Inc.
	7.250% 03/15/15	1,075,000	1,079,031
			1,079,031
Medical-HMO — 0.4%
Health Net, Inc.
	6.375% 06/01/17	1,490,000	1,348,450
			1,348,450
Medical-Hospitals — 3.0%
Community Health Systems, Inc.
	8.875% 07/15/15	2,590,000	2,680,650
HCA, Inc.
	9.250% 11/15/16	905,000	960,431
	PIK,
	9.625% 11/15/16	5,981,000	6,399,670
			10,040,751
Physical Therapy/Rehab Centers — 0.5%
Healthsouth Corp.
	8.125% 02/15/20	660,000	643,500
	10.750% 06/15/16	1,030,000	1,112,400
			1,755,900

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Physician Practice Management — 0.7%
U.S. Oncology Holdings, Inc.
	PIK,
	6.428% 03/15/12 (03/15/10) (c)(d)	1,183,000	1,112,020
U.S. Oncology, Inc.
	9.125% 08/15/17	985,000	1,021,938
			2,133,958
Healthcare Services Total			16,358,090
Household Products/Wares — 0.5%
Consumer Products-Miscellaneous — 0.5%
American Greetings Corp.
	7.375% 06/01/16	1,220,000	1,195,600
Jostens IH Corp.
	7.625% 10/01/12	595,000	597,975
			1,793,575
Household Products/Wares Total			1,793,575
Pharmaceuticals — 1.3%
Medical-Drugs — 0.7%
Elan Finance PLC
	4.250% 11/15/11 (05/15/10) (c)(d)	455,000	436,800
	8.875% 12/01/13	660,000	669,900
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	1,255,000	1,298,925
			2,405,625
Pharmacy Services — 0.6%
Omnicare, Inc.
	6.750% 12/15/13	1,715,000	1,691,419
	6.875% 12/15/15	80,000	76,800
			1,768,219
Pharmaceuticals Total			4,173,844
CONSUMER NON-CYCLICAL TOTAL			46,137,596

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — 0.2%
Diversified Holding Companies — 0.2%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC
	7.750% 10/15/16 (b)	655,000	663,188
Diversified Holding Companies Total			663,188
DIVERSIFIED TOTAL			663,188
ENERGY — 11.0%
Coal — 1.2%
Coal — 1.2%
Arch Western Finance LLC
	6.750% 07/01/13	1,210,000	1,213,025
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
	8.500% 12/15/19 (b)	580,000	585,800
Massey Energy Co.
	6.875% 12/15/13	2,370,000	2,352,225
			4,151,050
Coal Total			4,151,050
Energy-Alternate Sources — 0.3%
Energy-Alternate Sources — 0.3%
Headwaters, Inc.
	11.375% 11/01/14 (b)	955,000	964,550
			964,550
Energy-Alternate Sources Total			964,550
Oil & Gas — 7.7%
Oil Companies-Exploration & Production — 6.8%
Antero Resources Finance Corp.
	9.375% 12/01/17 (b)	1,290,000	1,315,800
Chaparral Energy, Inc.
	8.875% 02/01/17	725,000	592,687
Chesapeake Energy Corp.
	6.375% 06/15/15	3,500,000	3,386,250
Cimarex Energy Co.
	7.125% 05/01/17	1,680,000	1,680,000
Compton Petroleum Corp.
	7.625% 12/01/13	1,020,000	821,100
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	1,475,000	1,622,500
Forest Oil Corp.
	8.500% 02/15/14	1,980,000	2,044,350
Newfield Exploration Co.
	6.625% 04/15/16	1,170,000	1,161,225
	6.875% 02/01/20	965,000	950,525

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
OPTI Canada, Inc.
	8.250% 12/15/14	2,130,000	1,895,700
Penn Virginia Corp.
	10.375% 06/15/16	990,000	1,069,200
PetroHawk Energy Corp.
	7.875% 06/01/15	2,770,000	2,770,000
Quicksilver Resources, Inc.
	7.125% 04/01/16	2,030,000	1,887,900
Range Resources Corp.
	7.500% 05/15/16	640,000	654,400
Southwestern Energy Co.
	7.500% 02/01/18	655,000	691,025
			22,542,662
Oil Refining & Marketing — 0.9%
Frontier Oil Corp.
	8.500% 09/15/16	910,000	921,375
Tesoro Corp.
	6.625% 11/01/15	1,415,000	1,312,413
United Refining Co.
	10.500% 08/15/12	925,000	888,000
			3,121,788
Oil & Gas Total			25,664,450
Pipelines — 1.8%
Pipelines — 1.8%
Atlas Pipeline Partners LP
	8.125% 12/15/15	1,295,000	1,214,062
El Paso Corp.
	6.875% 06/15/14	340,000	342,852
	7.250% 06/01/18	625,000	629,014
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	1,115,000	1,084,338
MarkWest Energy Partners LP
	6.875% 11/01/14	1,390,000	1,348,300
	8.500% 07/15/16	805,000	809,025

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Companies, Inc.
	7.875% 09/01/21	404,000	494,933
			5,922,524
Pipelines Total			5,922,524
ENERGY TOTAL			36,702,574
FINANCIALS — 10.1%
Banks — 1.8%
Commercial Banks-Western U.S. — 0.2%
Zions Bancorporation
	7.750% 09/23/14	755,000	726,166
			726,166
Diversified Financial Services — 1.6%
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (c)(d)	1,115,000	925,450
Capital One Capital V
	10.250% 08/15/39	885,000	1,003,805
CIT Group, Inc.
	7.000% 05/01/17	3,795,000	3,353,831
			5,283,086
Banks Total			6,009,252
Diversified Financial Services — 6.0%
Finance-Auto Loans — 3.2%
Ford Motor Credit Co., LLC
	7.800% 06/01/12	3,795,000	3,835,109
	8.000% 12/15/16	1,560,000	1,566,455
GMAC, Inc.
	6.875% 09/15/11	2,801,000	2,801,000
	8.000% 11/01/31	2,685,000	2,476,913
			10,679,477
Finance-Consumer Loans — 0.4%
American General Finance Corp.
	6.900% 12/15/17	725,000	520,007
SLM Corp.
	5.000% 10/01/13	840,000	786,752
			1,306,759
Finance-Investment Banker/Broker — 0.8%
Cemex Finance LLC
	9.500% 12/14/16 (b)	1,650,000	1,683,000
E*Trade Financial Corp.
	PIK,
	12.500% 11/30/17	711,000	822,983
			2,505,983

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Finance-Leasing Company — 0.3%
International Lease Finance Corp.
	5.625% 09/15/10	975,000	964,035
			964,035
Finance-Other Services — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	8.000% 01/15/18 (b)	2,160,000	2,030,400
			2,030,400
Investment Management/Advisor Service — 0.4%
Nuveen Investments, Inc.
	10.500% 11/15/15	1,490,000	1,348,450
			1,348,450
Special Purpose Entity — 0.3%
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	1,030,000	1,077,638
			1,077,638
Diversified Financial Services Total			19,912,742
Insurance — 1.9%
Insurance Brokers — 0.6%
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	1,145,000	1,061,987
USI Holdings Corp.
	9.750% 05/15/15 (b)	905,000	830,338
			1,892,325
Life/Health Insurance — 0.1%
Provident Companies, Inc.
	7.000% 07/15/18	465,000	473,981
			473,981
Multi-Line Insurance — 0.3%
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	1,230,000	959,034
			959,034
Property/Casualty Insurance — 0.9%
Asurion Corp.
	6.728% 07/02/15 (03/11/10) (c)(d)(g)	713,879	691,056
	6.728% 07/02/15, 2nd lien (03/11/10) (c)(d)(g)	976,121	942,872

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Crum & Forster Holdings Corp.
	7.750% 05/01/17	1,425,000	1,403,625
			3,037,553
Insurance Total			6,362,893
Real Estate Investment Trusts (REITs) — 0.4%
REITS-Diversified — 0.4%
DuPont Fabros Technology LP
	8.500% 12/15/17 (b)	1,265,000	1,283,975
			1,283,975
Real Estate Investment Trusts (REITs) Total			1,283,975
FINANCIALS TOTAL			33,568,862
INDUSTRIALS — 11.2%
Aerospace & Defense — 1.4%
Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc.
	8.500% 07/01/18	1,265,000	1,325,088
Sequa Corp.
	11.750% 12/01/15 (b)	1,790,000	1,754,200
			3,079,288
Electronics-Military — 0.5%
L-3 Communications Corp.
	6.375% 10/15/15	1,645,000	1,671,731
			1,671,731
Aerospace & Defense Total			4,751,019
Building Materials — 0.7%
Building & Construction Products-Miscellaneous — 0.4%
Nortek, Inc.
	11.000% 12/01/13	662,933	696,080
Ply Gem Industries, Inc.
	11.750% 06/15/13	610,000	619,150
			1,315,230
Building Products-Cement/Aggregation — 0.3%
Texas Industries, Inc.
	7.250% 07/15/13	1,000,000	972,500
			972,500
Building Materials Total			2,287,730
Electrical Components & Equipment — 0.9%
Wire & Cable Products — 0.9%
Belden, Inc.
	7.000% 03/15/17	1,695,000	1,631,438

17

	Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
General Cable Corp.
7.125% 04/01/17	1,365,000	1,330,875
		2,962,313
Electrical Components & Equipment Total		2,962,313
Electronics — 0.2%
Electronic Components-Miscellaneous — 0.2%
Flextronics International Ltd.
6.250% 11/15/14	626,000	624,435
		624,435
Electronics Total		624,435
Engineering & Construction — 0.3%
Building & Construction-Miscellaneous — 0.3%
Esco Corp.
8.625% 12/15/13 (b)	945,000	930,825
		930,825
Engineering & Construction Total		930,825
Environmental Control — 0.3%
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.
7.625% 08/15/16	975,000	984,750
		984,750
Environmental Control Total		984,750
Machinery-Construction & Mining — 0.5%
Machinery-Construction & Mining — 0.5%
Terex Corp.
8.000% 11/15/17	1,830,000	1,701,900
		1,701,900
Machinery-Construction & Mining Total		1,701,900
Machinery-Diversified — 0.8%
Machinery-General Industry — 0.8%
CPM Holdings, Inc.
10.625% 09/01/14 (b)	1,015,000	1,075,900
Manitowoc Co., Inc.
7.125% 11/01/13	1,495,000	1,450,150
		2,526,050
Machinery-Diversified Total		2,526,050
Miscellaneous Manufacturing — 1.3%
Diversified Manufacturing Operators — 0.3%
Bombardier, Inc.
6.300% 05/01/14 (b)	1,006,000	1,033,665
		1,033,665

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FIREARMS & AMMUNITION — 0.2%
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	760,000	748,600
			748,600
Miscellaneous Manufacturing — 0.8%
American Railcar Industries, Inc.
	7.500% 03/01/14	1,125,000	1,091,250
TriMas Corp.
	9.750% 12/15/17 (b)	1,470,000	1,477,350
			2,568,600
Miscellaneous Manufacturing Total			4,350,865
Packaging & Containers — 2.3%
Containers-Metal/Glass — 0.7%
BWAY Corp.
	10.000% 04/15/14 (b)	990,000	1,019,700
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	1,135,000	1,171,887
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	95,000	98,800
			2,290,387
Containers-Paper/Plastic — 1.6%
Berry Plastics Holding Corp.
	8.875% 09/15/14	1,390,000	1,337,875
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (b)	1,455,000	1,425,900
Graphic Packaging International, Inc.
	9.500% 06/15/17	1,250,000	1,312,500
Solo Cup Co.
	8.500% 02/15/14	1,395,000	1,325,250
			5,401,525
Packaging & Containers Total			7,691,912
Transportation — 2.5%
Transportation-Marine — 1.2%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	1,465,000	1,450,350
Ship Finance International Ltd.
	8.500% 12/15/13	1,085,000	1,053,806

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FIREARMS & AMMUNITION — (continued)
Stena AB
	7.500% 11/01/13	735,000	731,325
Teekay Corp.
	8.500% 01/15/20	825,000	837,375
			4,072,856
Transportation-Railroad — 0.7%
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	1,695,000	1,690,762
RailAmerica, Inc.
	9.250% 07/01/17	594,000	622,958
			2,313,720
Transportation-Services — 0.6%
Bristow Group, Inc.
	7.500% 09/15/17	1,090,000	1,070,925
PHI, Inc.
	7.125% 04/15/13	1,085,000	1,047,025
			2,117,950
Transportation Total			8,504,526
INDUSTRIALS TOTAL			37,316,325
TECHNOLOGY — 1.8%
Computers — 1.0%
Computer Services — 0.8%
Sungard Data Systems, Inc.
	9.125% 08/15/13	2,650,000	2,712,937
			2,712,937
Computers-Memory Devices — 0.2%
Seagate Technology International
	10.000% 05/01/14 (b)	555,000	630,619
			630,619
Computers Total			3,343,556
Semiconductors — 0.8%
Electronic Components-Semiconductors — 0.8%
Amkor Technology, Inc.
	9.250% 06/01/16	1,640,000	1,693,300
Freescale Semiconductor, Inc.
	12.500% 12/15/14 (03/01/10) (c)(d)	850,625	873,309
			2,566,609
Semiconductors Total			2,566,609
TECHNOLOGY TOTAL			5,910,165

20

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES — 4.9%
Electric — 4.9%
Electric-Generation — 0.8%
Edison Mission Energy
	7.000% 05/15/17	750,000	549,375
Intergen NV
	9.000% 06/30/17 (b)	2,060,000	2,101,200
			2,650,575
Electric-Integrated — 2.0%
CMS Energy Corp.
	6.875% 12/15/15	660,000	689,655
Energy Future Holdings Corp.
	10.000% 01/15/20 (b)	1,760,000	1,795,200
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	1,025,000	1,035,250
Mirant Americas Generation LLC
	8.500% 10/01/21	2,280,000	2,131,800
Texas Competitive Electric Holdings Co. LLC
	10.250% 11/01/15	1,625,000	1,214,525
			6,866,430
Independent Power Producer — 2.1%
AES Corp.
	7.750% 03/01/14	1,440,000	1,441,800
	8.000% 10/15/17	1,165,000	1,157,719
Dynegy Holdings, Inc.
	7.750% 06/01/19	1,145,000	898,825
NRG Energy, Inc.
	7.375% 02/01/16	1,065,000	1,050,356
	7.375% 01/15/17	1,010,000	993,588
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	1,535,000	1,327,775
			6,870,063
Electric Total			16,387,068
UTILITIES TOTAL			16,387,068
	Total Corporate Fixed-Income Bonds & Notes (cost of $324,063,305)		324,189,711

21

		Par (a)	Value ($)
Municipal Bond — 0.6%
CALIFORNIA — 0.6%
CA Cabazon Band Mission Indians
	Series 2004,
	13.000% 10/01/11	3,250,000	2,148,640
CALIFORNIA TOTAL			2,148,640
	Total Municipal Bond (cost of $3,250,000)		2,148,640
Preferred Stocks — 0.1%
COMMUNICATIONS — 0.0%

		Shares
Media — 0.0%
	CMP Susquehanna Radio Holdings Corp., Series A (b)(e)(j)	26,213	262
	PTV Inc. Series A 10.000%	18	2
Media Total			264
COMMUNICATIONS TOTAL			264
U.S. GOVERNMENT AGENCY — 0.1%
Agency — 0.1%
	Federal Home Loan Mortgage Corp., Series Q 5.775% (07/01/11)(c)(d)	189,100	294,996
Agency Total			294,996
U.S. GOVERNMENT AGENCY TOTAL			294,996
	Total Preferred Stocks (cost of $274,457)		295,260

22

		Shares	Value ($)
Common Stocks — 0.0%
INDUSTRIALS — 0.0%
Building Products — 0.0%
	Nortek, Inc.(j)	660	24,420
Building Products Total			24,420
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp.(e)(j)(k)	50,004	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			24,420
MATERIALS — 0.0%
Metals & Mining — 0.0%
	Ormet Corp.(j)	380	1,235
Metals & Mining Total			1,235
MATERIALS TOTAL			1,235
	Total Common Stocks (cost of $22,231)		25,655

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
	Jazztel PLC Expires 07/15/10 (b)(e)(j)(k)	1,435	—
Telecommunication Services Total			—
Media — 0.0%
	Sirius XM Radio, Inc. Expires 03/15/10(e)(j)(l)	2,435	1,315
Media Total			1,315
COMMUNICATIONS TOTAL			1,315
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
	Pathmark Stores Inc. Expires 09/19/10(e)(j)(k)	58,758	—
Food Total			—
CONSUMER NON-CYCLICAL TOTAL			—
FINANCIALS — 0.0%
Advertising — 0.0%
	CNB Capital Trust I Expires 03/23/19 5.775% (e)(j)	29,954	300
Advertising Total			300
FINANCIALS TOTAL			300
	Total Warrants (cost of $7,581,796)		1,615

23

		Par (a)	Value ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/26/10, due 03/01/10 at 0.050%, collateralized by a U.S. Government Agency obligation maturing 06/18/12, market value $1,553,475 (repurchase proceeds $1,521,006)	1,521,000	1,521,000

	Total Short-Term Obligation (cost of $1,521,000)		1,521,000

	Total Investments — 98.4% (cost of $336,712,789)(m)(n)		328,181,881

	Other Assets & Liabilities, Net — 1.6%		5,453,668

	Net Assets — 100.0%		333,635,549

24

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

25

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$29,833,524	$—	$29,833,524
Communications	—	70,837,717	50,400	70,888,117
Consumer Cyclical	—	46,782,292	—	46,782,292
Consumer Non-Cyclical	—	46,137,596	—	46,137,596
Diversified	—	663,188	—	663,188
Energy	—	36,702,574	—	36,702,574
Financials	—	33,568,862	—	33,568,862
Industrials	—	37,316,325	—	37,316,325
Technology	—	5,910,165	—	5,910,165
Utilities	—	16,387,068	—	16,387,068
Total Corporate Fixed-Income Bonds & Notes	—	324,139,311	50,400	324,189,711
Total Municipal Bond	—	2,148,640	—	2,148,640
Preferred Stocks
Communications	2	—	262	264
U.S. Government Agency	294,996	—	—	294,996
Total Preferred Stocks	294,998	—	262	295,260
Total Common Stocks	25,655	—	—	25,655
Warrants
Communications	—	1,315	—	1,315
Consumer Non-Cyclical	—	—	—	—
Financials	—	—	300	300
Total Warrants	—	1,315	300	1,615
Total Short-Term Obligation	—	1,521,000	—	1,521,000
Total Investments	320,653	327,810,266	50,962	328,181,881
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	25,287	—	25,287
Total	$320,653	$327,835,553	$50,962	$328,207,168

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

26

The following table reconciles asset balances for the nine month period ending February 28, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of February 28, 2010

Corporate Fixed-Income Bonds & Notes
Communications	$50,400	$1,441	$—	$(1,441)	$—	$—	$50,400

Preferred Stocks
Communications	262	—	—	—	—	—	262

Warrants
Consumer
Non-Cyclical	7	—	—	(7)	—	—	—
Financials	300	—	—	—	—	—	300
	$50,969	$1,441	$—	$(1,448)	$—	$—	$50,962

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at February 28, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1,448.

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid except for the following, amounted to $90,379,828, which represents 27.1% of net assets.

Security	Acquisition Date(s)	Par/Shares/ Units	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06 - 09/27/06	$1,025,000	$1,034,225	$799,500
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	26,213	262	262
Jazztel PLC Warrants Expiring 07/15/10	10/21/02	1,435	2,467	—
Local TV Finance LLC, PIK, 9.250% 06/15/15	05/02/07-09/12/09	$1,135,575	1,043,755	647,278
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07-10/04/07	$1,900,000	1,928,200	1,779,445
Snoqualmie Entertainment Authority 4.136% 02/01/14	01/23/07	$280,000	280,000	190,400
				$3,416,885

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2010, the value of these securities amounted to $52,277, which represents less than 0.1% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2010, the value of these securities amounted to $1,377,332, which represents 0.4% of net assets.

(g)	Loan participation agreement.

27

(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2010, the value of this security amounted to $629,200, which represents 0.2% of net assets.
(i)	Security, or a portion thereof, purchased on a delayed delivery basis.
(j)	Non-income producing security.
(k)	Security has no value.
(l)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At February 28, 2010, the value of this security amounted to $1,315, which represents less than 0.1% of net assets.

(m)	Cost for federal income tax purposes is $337,367,253.
(n)	Unrealized appreciation and depreciation at February 28, 2010 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$16,087,885	$(25,273,257)	$(9,185,372)

Forward foreign currency exchange contracts outstanding on February 28, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
EUR	$1,109,730	$1,123,396	03/11/10	$13,666
EUR	1,085,210	1,096,831	03/18/10	11,621
				$25,287

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

28

INVESTMENT PORTFOLIO

February 28, 2010 (Unaudited)	Columbia International Bond Fund

			Par (a)	Value ($)*
Government & Agency Obligations — 93.6%
FOREIGN GOVERNMENT OBLIGATIONS — 92.9%
African Development Bank
	1.950% 03/23/10	JPY	40,000,000	450,648
Asian Development Bank
	2.350% 06/21/27	JPY	50,000,000	583,095
Canada Housing Trust No. 1
	4.000% 06/15/12 (b)	CAD	75,000	75,161
Development Bank of Japan
	1.750% 03/17/17	JPY	10,000,000	118,669
Eksportfinans A/S
	1.600% 03/20/14	JPY	41,000,000	472,958
	1.800% 06/21/10	JPY	5,000,000	56,443
Eurofima
	4.375% 10/21/19	EUR	100,000	143,390
European Investment Bank
	1.250% 09/20/12	JPY	18,500,000	213,160
	1.400% 06/20/17	JPY	49,000,000	565,811
Federal Republic of Germany
	3.750% 01/04/19	EUR	190,000	273,393
	4.250% 07/04/14	EUR	365,000	544,551
	4.250% 07/04/17	EUR	555,000	831,355
Federative Republic of Brazil
	7.375% 02/03/15	EUR	30,000	47,692
	7.875% 03/07/15		50,000	59,000
	8.250% 01/20/34		70,000	87,500
Government of Belgium
	3.250% 09/28/16	EUR	240,000	333,267
	3.500% 03/28/15	EUR	75,000	106,924
Government of Canada
	3.750% 06/01/19	CAD	225,000	220,189
	4.000% 06/01/16	CAD	195,000	197,556
Government of Denmark
	5.000% 11/15/13	DKK	695,000	140,442
Government of Japan
	1.400% 12/20/18	JPY	52,200,000	602,477
	1.500% 09/20/14	JPY	67,250,000	791,785
	1.900% 09/20/23	JPY	29,000,000	333,825
Government of Malaysia
	7.500% 07/15/11		60,000	64,974
Government of New Zealand
	6.000% 12/15/17	NZD	180,000	129,615

1

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Instituto de Credito Oficial (Spain)
	1.500% 09/20/12	JPY	18,000,000	207,469
International Bank for Reconstruction & Development
	4.250% 06/01/10	EUR	120,000	164,941
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	20,000,000	238,642
Kingdom of Netherlands
	4.000% 07/15/16	EUR	240,000	351,695
Kingdom of Norway
	4.250% 05/19/17	NOK	240,000	42,813
	5.000% 05/15/15	NOK	440,000	81,143
Kingdom of Spain
	3.800% 01/31/17	EUR	290,000	405,769
Kingdom of Sweden
	3.000% 07/12/16	SEK	520,000	74,083
	5.500% 10/08/12	SEK	275,000	42,384
Nordic Investment Bank
	1.700% 04/27/17	JPY	30,000,000	353,975
Pemex Project Funding Master Trust
	5.500% 02/24/25	EUR	20,000	25,395
Province of Quebec
	1.600% 05/09/13	JPY	9,000,000	103,356
	5.000% 04/29/19	EUR	50,000	75,063
Republic of Argentina
	8.280% 12/31/33		50,756	33,118
Republic of Austria
	4.300% 09/15/17 (b)	EUR	170,000	250,450
Republic of Bulgaria
	8.250% 01/15/15		90,000	103,167
Republic of China
	4.750% 10/29/13		50,000	54,332
Republic of Colombia
	8.125% 05/21/24		50,000	59,625
Republic of Finland
	4.250% 07/04/15	EUR	145,000	215,643
Republic of France
	3.000% 10/25/15	EUR	280,000	391,331
	3.500% 07/12/11	EUR	140,000	197,860
	4.000% 04/25/13	EUR	240,000	351,378

2

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	4.250% 04/25/19	EUR	228,000	335,122
	5.500% 04/25/29	EUR	120,000	196,823
Republic of Hungary
	3.500% 07/18/16	EUR	40,000	50,554
Republic of Indonesia
	7.250% 04/20/15 (b)		80,000	91,200
	7.250% 04/20/15		38,000	42,852
Republic of Ireland
	4.500% 10/18/18	EUR	90,000	124,725
Republic of Italy
	4.250% 08/01/13	EUR	210,000	305,694
	4.250% 09/01/19	EUR	270,000	379,951
	4.500% 08/01/18	EUR	95,000	137,784
	5.250% 08/01/17	EUR	230,000	352,502
Republic of Panama
	6.700% 01/26/36		65,000	69,062
Republic of Peru
	6.550% 03/14/37		45,000	47,250
	8.375% 05/03/16		30,000	36,525
Republic of Philippines
	8.875% 03/17/15		105,000	127,050
Republic of Poland
	4.750% 04/25/12	PLN	300,000	103,606
	5.000% 10/19/15		50,000	51,575
	5.500% 10/25/19	PLN	375,000	124,313
Republic of Portugal
	3.350% 10/15/15	EUR	85,000	114,291
Republic of South Africa
	5.250% 05/16/13	EUR	70,000	100,320
Republic of Turkey
	7.375% 02/05/25		140,000	153,300
Republic of Uruguay
	PIK,
	7.875% 01/15/33		40,000	43,400
Republic of Venezuela
	9.250% 09/15/27		70,000	52,325
	9.250% 05/07/28		30,000	21,000
Russian Federation
	7.500% 03/31/30		133,480	151,246
Switzerland Government Bond
	2.500% 03/12/16	CHF	80,000	79,746

3

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	95,000	85,384
	6.000% 06/15/20	AUD	120,000	107,451
United Kingdom Treasury
	4.000% 09/07/16	GBP	255,000	405,403
	5.000% 09/07/14	GBP	175,000	295,077
	5.000% 03/07/25	GBP	160,000	257,930
United Mexican States
	5.625% 01/15/17		108,000	114,480
	6.050% 01/11/40		40,000	39,400
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			15,864,853
U.S. GOVERNMENT OBLIGATION — 0.7%
U.S. Treasury Note
	2.000% 11/30/13		120,000	121,294
	U.S. GOVERNMENT OBLIGATIONS TOTAL			121,294

	Total Government & Agency Obligation (cost of $15,575,138)			15,986,147
Corporate Fixed-Income Bonds & Notes — 3.5%
ENERGY — 0.5%
Oil & Gas — 0.5%
Ecopetrol SA
	7.625% 07/23/19		45,000	49,500
Gazprom International SA
	7.201% 02/01/20		25,537	26,765
		Oil & Gas Total		76,265
		ENERGY TOTAL		76,265
FINANCIALS — 3.0%
Banks — 1.2%
Bank Nederlandse Gemeenten
	1.850% 11/07/16	JPY	18,000,000	210,577
	Commercial Banks Total			210,577
Diversified Financial Services — 1.8%
General Electric Capital Corp.
	1.000% 03/21/12	JPY	20,000,000	222,727

4

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Network Rail Infrastructure Finance PLC
	4.375% 12/09/30	60,000	86,026
Diversified Financial Services Total			308,753
FINANCIALS TOTAL			519,330

	Total Corporate Fixed-Income Bonds & Notes (cost of $591,819)		595,595
Short-Term Obligation — 1.6%
	Repurchase agreement with State Street Bank and Trust Co., dated 02/26/10, due 03/01/10 at 0.010%, collateralized by a U.S. Treasury obligation maturing 07/08/10, market value $284,858 (repurchase proceeds $279,000)	279,000	279,000

	Total Short-Term Obligation (cost of $279,000)		279,000

	Total Investments — 98.7% (cost of $16,445,957)(c)(d)		16,860,742

	Other Assets & Liabilities, Net — 1.3%		228,093

	Net Assets — 100.0%		17,088,835

5

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of February 28, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
Foreign Government Obligations	$—	$15,864,853	$—	$15,864,853
U.S. Government Obligations	121,294	—	—	121,294
Total Government & Agency Obligations	121,294	15,864,853	—	15,986,147
Total Corporate Fixed-Income Bonds & Notes	—	595,595	—	595,595
Total Short-Term Obligation	—	279,000	—	279,000
Total Investments	121,294	16,739,448	—	16,860,742
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(2,646)	—	(2,646)
Total	$121,294	$16,736,802	$—	$16,858,096

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)			Principal amount is stated in United States dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $416,811, which represents 2.4% of net assets.

(c)			Cost for federal income tax purposes is $16,445,957.

(d)			Unrealized appreciation and depreciation at February 28, 2010 based on cost of investments for federal income tax purposes was:

Unrealized		Unrealized	Net Unrealized
Appreciation		Depreciation	Appreciation
$690,966		$(276,181)	$414,785

Forward foreign currency exchange contracts outstanding on February 28, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$71,484	$71,164	03/25/10	$(320)
JPY	78,794	77,778	03/17/10	(1,016)
JPY	78,796	77,486	03/25/10	(1,310)
$(2,646)

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss France
DKK	Danish Krone
EUR	Euro Currency
GBP	Great British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona

7

INVESTMENT PORTFOLIO
February 28, 2010 (Unaudited)	Columbia Strategic Income Fund

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 45.3%
BASIC MATERIALS — 4.2%
Chemicals — 1.2%
Agricultural Chemicals — 0.1%
Terra Capital, Inc.
	7.750% 11/01/19 (b)		1,540,000	1,717,100
				1,717,100
Chemicals-Diversified — 1.1%
Dow Chemical Co.
	5.900% 02/15/15		1,650,000	1,786,405
	8.550% 05/15/19		790,000	955,041
	9.400% 05/15/39		395,000	523,895
Georgia Gulf Corp.
	9.000% 01/15/17 (b)		535,000	555,063
Huntsman International LLC
	6.875% 11/15/13 (b)	EUR	1,165,000	1,479,246
	7.875% 11/15/14		3,640,000	3,530,800
INEOS Group Holdings PLC
	8.500% 02/15/16 (b)		4,530,000	2,944,500
INVISTA
	9.250% 05/01/12 (b)		4,525,000	4,558,937
NOVA Chemicals Corp.
	8.375% 11/01/16 (b)		1,095,000	1,081,313
	8.625% 11/01/19 (b)		1,870,000	1,870,000
Solutia, Inc.
	8.750% 11/01/17		2,425,000	2,534,125
				21,819,325
Chemicals-Specialty — 0.0%
Lubrizol Corp.
	6.500% 10/01/34		805,000	849,922
				849,922
Chemicals Total				24,386,347
Forest Products & Paper — 0.9%
Paper & Related Products — 0.9%
Clearwater Paper Corp.
	10.625% 06/15/16 (b)		1,080,000	1,198,800
Domtar Corp.
	10.750% 06/01/17		2,110,000	2,473,975
Georgia-Pacific Corp.
	8.000% 01/15/24		6,315,000	6,583,388
NewPage Corp.
	10.000% 05/01/12		4,280,000	2,461,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
	11.375% 12/31/14	2,670,000	2,549,850
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)	3,305,000	3,585,925
			18,852,938
Forest Products & Paper Total			18,852,938
Iron/Steel — 0.4%
Steel-Producers — 0.4%
ArcelorMittal
	7.000% 10/15/39	185,000	184,750
Nucor Corp.
	5.000% 06/01/13	140,000	152,617
Russel Metals, Inc.
	6.375% 03/01/14	2,275,000	2,144,188
Steel Dynamics, Inc.
	7.750% 04/15/16 (04/07/10) (c)(d)	5,495,000	5,467,525
United States Steel Corp.
	7.000% 02/01/18	1,885,000	1,779,683
			9,728,763
Iron/Steel Total			9,728,763
Metals & Mining — 1.7%
Diversified Minerals — 0.5%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	4,675,000	5,212,625
Teck Resources Ltd.
	10.750% 05/15/19	3,895,000	4,790,850
Vale Overseas Ltd.
	6.875% 11/21/36	1,115,000	1,131,987
			11,135,462
Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	4,965,000	5,387,025
Vedanta Resources PLC
	9.500% 07/18/18 (b)	4,415,000	4,657,825
			10,044,850
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
	PIK,
	7.024% 11/15/14 (05/15/10) (c)(d)	2,450,816	1,703,317
			1,703,317

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Non-Ferrous Metals — 0.6%
Codelco, Inc.
	5.500% 10/15/13	3,000,000	3,276,018
	7.500% 01/15/19 (b)	7,500,000	8,904,218
			12,180,236
Metals & Mining Total			35,063,865
BASIC MATERIALS TOTAL			88,031,913
COMMUNICATIONS — 8.7%
Advertising — 0.0%
Advertising Agencies — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	780,000	762,450
			762,450
Advertising Total			762,450
Media — 2.3%
Broadcast Services/Programs — 0.3%
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (b)	2,790,000	2,866,725
Liberty Media LLC
	8.250% 02/01/30	3,170,000	2,853,000
			5,719,725
Cable TV — 1.2%
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)	2,455,000	2,455,000
Charter Communications Holdings II LLC/Charter Communcations Holdings II Capital Corp.
	13.500% 11/30/16	3,246,188	3,834,560
Comcast Corp.
	6.950% 08/15/37	1,650,000	1,782,320
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	3,515,000	3,695,144
	8.500% 06/15/15 (b)	1,795,000	1,884,750
DirecTV Holdings LLC
	6.375% 06/15/15	335,000	346,306
DISH DBS Corp.
	7.875% 09/01/19	1,825,000	1,879,750
EchoStar DBS Corp.
	6.625% 10/01/14	4,545,000	4,556,362
Time Warner Cable, Inc.
	3.500% 02/01/15	1,505,000	1,515,588

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
	5.000% 02/01/20	650,000	643,816
	5.850% 05/01/17	405,000	435,485
	7.300% 07/01/38	745,000	844,916
			23,873,997
Multimedia — 0.0%
News America, Inc.
	6.400% 12/15/35	150,000	155,156
	6.550% 03/15/33	620,000	648,001
			803,157
Publishing-Books — 0.3%
TL Acquisitions, Inc.
	10.500% 01/15/15 (b)	6,760,000	6,160,050
			6,160,050
Publishing-Periodicals — 0.1%
Reader’s Digest Association, Inc.
	9.500% 02/15/17 (05/15/10) (b)(c)(d)	2,330,000	2,300,875
			2,300,875
Radio — 0.2%
CMP Susquehanna Corp.
	3.250% 05/15/14 (05/14/10) (c)(d)(e)	175,000	78,750
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	4,230,000	4,420,350
			4,499,100
Television — 0.2%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	2,078,212	1,184,581
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	3,300,000	3,423,750
			4,608,331
Media Total			47,965,235
Telecommunication Services — 6.4%
Cellular Telecommunications — 1.8%
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	1,950,000	2,147,829
	8.500% 11/15/18	570,000	717,889
Cricket Communications, Inc.
	9.375% 11/01/14	4,965,000	4,940,175
Digicel Group Ltd.
	8.875% 01/15/15 (b)	7,360,000	7,028,800

			Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
MetroPCS Wireless, Inc.
	9.250% 11/01/14		5,620,000	5,605,950
Nextel Communications, Inc.
	7.375% 08/01/15		5,975,000	5,511,938
NII Capital Corp.
	10.000% 08/15/16 (b)		1,585,000	1,719,725
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)		7,102,000	7,599,140
	11.750% 07/15/17 (b)	EUR	1,755,000	2,556,975
				37,828,421
Media — 0.5%
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16		4,375,000	4,872,656
Quebecor Media, Inc.
	7.750% 03/15/16		6,125,000	6,140,313
				11,012,969
Satellite Telecommunications — 0.8%
GeoEye, Inc.
	9.625% 10/01/15 (b)		3,205,000	3,253,075
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16		5,845,000	6,239,538
Intelsat Luxembourg SA
	11.250% 02/04/17		6,155,000	6,239,631
				15,732,244
Telecommunication Equipment — 0.3%
Lucent Technologies, Inc.
	6.450% 03/15/29		7,325,000	5,200,750
				5,200,750
Telecommunication Services — 1.1%
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)		3,220,000	3,147,549
Global Crossing Ltd.
	12.000% 09/15/15 (b)		3,660,000	3,980,250
Hellas Telecommunications Luxembourg II
	6.034% 01/15/15 (04/15/10) (b)(c)(d)(f)		1,385,000	58,863
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)		3,335,000	3,568,450
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)		1,540,000	1,617,000
Syniverse Technologies, Inc.
	7.750% 08/15/13		2,415,000	2,427,075

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	2,990,000	3,079,700
West Corp.
	11.000% 10/15/16	4,870,000	4,882,175
			22,761,062
Telephone-Integrated — 1.8%
BellSouth Corp.
	5.200% 09/15/14	2,205,000	2,409,844
British Telecommunications PLC
	5.950% 01/15/18	665,000	688,442
Frontier Communications Corp.
	7.875% 01/15/27	6,114,000	5,594,310
Level 3 Financing, Inc.
	8.750% 02/15/17	1,925,000	1,713,250
Qwest Communications International, Inc.
	7.500% 02/15/14	5,090,000	5,140,900
Qwest Corp.
	7.500% 10/01/14	2,455,000	2,614,575
	7.500% 06/15/23	5,245,000	5,061,425
Sprint Capital Corp.
	6.875% 11/15/28	1,500,000	1,136,250
Telefonica Emisiones SAU
	6.421% 06/20/16	1,425,000	1,594,829
Virgin Media Finance PLC
	9.500% 08/15/16	5,210,000	5,522,600
Windstream Corp.
	8.625% 08/01/16	6,245,000	6,354,287
			37,830,712
Wireless Equipment — 0.1%
Crown Castle International Corp.
	9.000% 01/15/15	2,235,000	2,413,800
			2,413,800
Telecommunication Services Total			132,779,958
COMMUNICATIONS TOTAL			181,507,643

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 5.3%
Airlines — 0.1%
Airlines — 0.1%
American Airlines, Inc.
	10.500% 10/15/12 (b)	2,800,000	2,870,000
			2,870,000
Airlines Total			2,870,000
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	4,540,000	4,732,950
			4,732,950
Apparel Total			4,732,950
Auto Manufacturers — 0.3%
Auto-Cars/Light Trucks — 0.1%
General Motors Corp.
	7.200% 01/15/11 (f)	2,775,000	839,437
	8.375% 07/15/33 (f)	5,510,000	1,666,775
			2,506,212
Auto-Medium & Heavy Duty Trucks — 0.2%
Navistar International Corp.
	8.250% 11/01/21	3,845,000	3,902,675
			3,902,675
Auto Manufacturers Total			6,408,887
Auto Parts & Equipment — 0.4%
Auto/Truck Parts & Equipment-Original — 0.2%
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	3,320,000	3,170,600
			3,170,600
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	3,865,000	3,985,781
	10.500% 05/15/16	630,000	678,825
			4,664,606
Auto Parts & Equipment Total			7,835,206
Distribution/Wholesale — 0.1%
Distribution/Wholesale — 0.1%
McJunkin Red Man Corp.
	9.500% 12/15/16 (b)	2,325,000	2,330,813
			2,330,813
Distribution/Wholesale Total			2,330,813

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — 0.8%
Casino Services — 0.1%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14	1,810,000	1,538,500
			1,538,500
Gambling (Non-Hotel) — 0.4%
Boyd Gaming Corp.
	6.750% 04/15/14	1,250,000	1,064,062
	7.125% 02/01/16	1,225,000	964,688
Jacobs Entertainment, Inc.
	9.750% 06/15/14	2,640,000	2,435,400
Mohegan Tribal Gaming Authority
	11.500% 11/01/17 (b)	2,125,000	2,210,000
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (b)	2,405,000	2,284,750
			8,958,900
Music — 0.3%
WMG Acquisition Corp.
	7.375% 04/15/14	2,605,000	2,487,775
WMG Holdings Corp.
	9.500% 12/15/14	2,570,000	2,570,000
			5,057,775
Resorts/Theme Parks — 0.0%
Six Flags, Inc.
	9.625% 06/01/14 (f)	1,557,000	397,035
			397,035
Entertainment Total			15,952,210
Home Builders — 0.6%
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.
	5.625% 09/15/14	2,785,000	2,743,225
	5.625% 01/15/16	1,483,000	1,408,850
KB Home
	5.875% 01/15/15	4,970,000	4,646,950
Ryland Group, Inc.
	8.400% 05/15/17	1,400,000	1,512,000
Standard Pacific Corp.
	7.000% 08/15/15	2,685,000	2,416,500
			12,727,525
Home Builders Total			12,727,525

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Furnishings — 0.0%
Home Furnishings — 0.0%
Simmons Co.
	PIK,
	7.351% 02/15/12 (08/16/10) (c)(d)(f)(g)	2,601,458	6,504
			6,504
Home Furnishings Total			6,504
Leisure Time — 0.2%
Cruise Lines — 0.2%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	4,450,000	3,782,500
			3,782,500
Leisure Time Total			3,782,500
Lodging — 1.1%
Casino Hotels — 0.6%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18	2,370,000	1,789,350
	11.250% 06/01/17	3,840,000	3,984,000
MGM Mirage
	6.750% 09/01/12	5,525,000	5,110,625
Snoqualmie Entertainment Authority
	4.136% 02/01/14 (08/01/10) (b)(c)(d)	375,000	255,000
	9.125% 02/01/15 (b)	2,015,000	1,390,350
			12,529,325
Gambling (Non-Hotel) — 0.2%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)(h)	4,265,000	1,108,900
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	3,055,000	2,861,160
			3,970,060
Hotels & Motels — 0.3%
Host Hotels & Resorts LP
	6.750% 06/01/16	3,270,000	3,220,950
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	3,305,000	3,288,475
			6,509,425
Lodging Total			23,008,810
Retail — 1.4%
Retail-Apparel/Shoe — 0.2%
Ltd. Brands, Inc.
	8.500% 06/15/19	3,140,000	3,363,725
			3,363,725

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail-Discount — 0.2%
Dollar General Corp.
	10.625% 07/15/15	3,165,000	3,465,675
			3,465,675
Retail-Drug Stores — 0.3%
CVS Pass-Through Trust
	8.353% 07/10/31 (b)	1,871,882	2,164,663
Rite Aid Corp.
	9.500% 06/15/17	4,525,000	3,744,438
			5,909,101
Retail-Propane Distributors — 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	2,815,000	2,822,037
	7.250% 05/20/15	990,000	994,950
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,365,000	1,382,063
	8.750% 03/01/15	2,645,000	2,717,737
			7,916,787
Retail-Restaurants — 0.1%
Landry’s Restaurants, Inc.
	11.625% 12/01/15 (b)	1,655,000	1,729,475
McDonald’s Corp.
	5.700% 02/01/39	1,050,000	1,074,019
			2,803,494
Retail-Toy Store — 0.2%
Toys R US, Inc.
	7.375% 10/15/18	5,440,000	5,113,600
			5,113,600
Retail-Vitamins/Nutritional Supplements — 0.0%
General Nutrition Centers, Inc.
	PIK,
	5.178% 03/15/14 (03/15/10) (c)(d)	980,000	901,600
			901,600
Retail Total			29,473,982

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.1%
Storage/Warehousing — 0.1%
Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC
	8.875% 03/15/18 (b)(i)	1,760,000	1,777,600
			1,777,600
Textiles Total			1,777,600
CONSUMER CYCLICAL TOTAL			110,906,987
CONSUMER NON-CYCLICAL — 5.6%
Beverages — 0.1%
Beverages-Non-Alcoholic — 0.0%
PepsiCo, Inc.
	4.500% 01/15/20	295,000	299,745
			299,745
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (b)	1,340,000	1,537,918
	7.750% 01/15/19 (b)	420,000	505,551
	8.000% 11/15/39 (b)	645,000	832,561
			2,876,030
Beverages Total			3,175,775
Commercial Services — 1.1%
Commercial Services — 0.4%
ARAMARK Corp.
	8.500% 02/01/15	4,625,000	4,671,250
Iron Mountain, Inc.
	8.000% 06/15/20	3,755,000	3,783,162
			8,454,412
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	1,550,000	1,209,000
			1,209,000
Funeral Services & Related Items — 0.2%
Service Corp. International
	6.750% 04/01/16	1,980,000	1,940,400
	7.000% 06/15/17	1,930,000	1,891,400
			3,831,800
Private Corrections — 0.1%
Corrections Corp. of America
	6.250% 03/15/13	2,480,000	2,495,500
			2,495,500
Rental Auto/Equipment — 0.3%
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	3,149,000	3,133,255

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Rental Service Corp.
	9.500% 12/01/14	3,230,000	3,125,025
			6,258,280
Commercial Services Total			22,248,992
Cosmetics/Personal Care — 0.1%
Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp.
	9.750% 11/15/15 (b)	2,225,000	2,286,188
			2,286,188
Cosmetics/Personal Care Total			2,286,188
Food — 1.0%
Food-Meat Products — 0.5%
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	5,060,000	5,717,800
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	3,595,000	3,891,587
			9,609,387
Food-Miscellaneous/Diversified — 0.4%
Campbell Soup Co.
	4.500% 02/15/19	435,000	444,970
ConAgra Foods, Inc.
	7.000% 10/01/28	855,000	936,761
Kraft Foods, Inc.
	6.500% 02/09/40	1,820,000	1,906,568
Pinnacle Foods Finance LLC
	9.250% 04/01/15	3,315,000	3,364,725
	9.250% 04/01/15 (b)	1,095,000	1,111,425
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	1,815,000	1,815,000
			9,579,449
Retail-Hypermarkets — 0.1%
New Albertsons, Inc.
	8.000% 05/01/31	2,700,000	2,355,750
			2,355,750
Food Total			21,544,586
Healthcare Products — 0.6%
Medical Instruments — 0.1%
Accellent, Inc.
	8.375% 02/01/17 (b)	2,035,000	2,050,262
			2,050,262

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Medical Products — 0.5%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	7,340,000	8,037,300
DJO Finance LLC/DJO Finance Corp.
	10.875% 11/15/14	730,000	781,100
	10.875% 11/15/14 (b)	1,365,000	1,460,550
			10,278,950
Healthcare Products Total			12,329,212
Healthcare Services — 1.9%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	2,245,000	2,253,419
			2,253,419
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	1,650,000	1,824,987
			1,824,987
Medical-HMO — 0.2%
Health Net, Inc.
	6.375% 06/01/17	3,440,000	3,113,200
WellPoint, Inc.
	7.000% 02/15/19	960,000	1,107,636
			4,220,836
Medical-Hospitals — 1.1%
Community Health Systems, Inc.
	8.875% 07/15/15	5,810,000	6,013,350
HCA, Inc.
	9.250% 11/15/16	2,655,000	2,817,619
	PIK,
	9.625% 11/15/16	13,000,000	13,910,000
			22,740,969
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	8.125% 02/15/20	1,475,000	1,438,125
	10.750% 06/15/16	2,190,000	2,365,200
			3,803,325
Physician Practice Management — 0.2%
U.S. Oncology Holdings, Inc.
	PIK,
	6.428% 03/15/12 (03/15/10) (c)(d)	2,684,000	2,522,960

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
U.S. Oncology, Inc.
	9.125% 08/15/17	2,355,000	2,443,312
			4,966,272
Healthcare Services Total			39,809,808
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	2,365,000	2,317,700
Jostens IH Corp.
	7.625% 10/01/12	1,430,000	1,437,150
			3,754,850
Household Products/Wares Total			3,754,850
Pharmaceuticals — 0.6%
Medical-Drugs — 0.4%
Elan Finance PLC
	4.250% 11/15/11 (05/15/10) (c)(d)	975,000	936,000
	8.875% 12/01/13	1,505,000	1,527,575
Novartis Securities Investment Ltd.
	5.125% 02/10/19	950,000	1,002,348
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	2,815,000	2,913,525
Wyeth
	5.500% 02/15/16	800,000	888,064
			7,267,512
Pharmacy Services — 0.2%
Omnicare, Inc.
	6.750% 12/15/13	3,840,000	3,787,200
	6.875% 12/15/15	650,000	624,000
			4,411,200
Pharmaceuticals Total			11,678,712
CONSUMER NON-CYCLICAL TOTAL			116,828,123

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
DIVERSIFIED — 0.1%
Diversified Holding Companies — 0.1%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC
	7.750% 10/15/16 (b)	1,500,000	1,518,750
Diversified Holding Companies Total			1,518,750
DIVERSIFIED TOTAL			1,518,750
ENERGY — 6.9%
Coal — 0.6%
Coal — 0.6%
Arch Western Finance LLC
	6.750% 07/01/13	5,110,000	5,122,775
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
	8.250% 12/15/17 (b)	700,000	698,250
	8.500% 12/15/19 (b)	1,290,000	1,302,900
Massey Energy Co.
	6.875% 12/15/13	5,555,000	5,513,337
			12,637,262
Coal Total			12,637,262
Energy-Alternate Sources — 0.2%
Energy-Alternate Sources — 0.2%
Headwaters, Inc.
	11.375% 11/01/14 (b)	2,125,000	2,146,250
Power Sector Assets & Liabilities Management Corp.
	7.250% 05/27/19 (b)	2,500,000	2,621,875
			4,768,125
Energy-Alternate Sources Total			4,768,125
Oil & Gas — 4.2%
Oil Companies-Exploration & Production — 3.6%
Antero Resources Finance Corp.
	9.375% 12/01/17 (b)	2,840,000	2,896,800
Chaparral Energy, Inc.
	8.875% 02/01/17	1,595,000	1,303,913
Chesapeake Energy Corp.
	6.375% 06/15/15	7,875,000	7,619,062
Cimarex Energy Co.
	7.125% 05/01/17	3,989,000	3,989,000
Compton Petroleum Corp.
	7.625% 12/01/13	2,490,000	2,004,450
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	3,445,000	3,789,500
Forest Oil Corp.
	8.500% 02/15/14	4,445,000	4,589,462

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Newfield Exploration Co.
	6.625% 04/15/16	3,810,000	3,781,425
	6.875% 02/01/20	2,095,000	2,063,575
Nexen, Inc.
	5.875% 03/10/35	960,000	915,900
	7.500% 07/30/39	1,080,000	1,241,188
OPTI Canada, Inc.
	8.250% 12/15/14	5,345,000	4,757,050
Pemex Finance Ltd.
	9.150% 11/15/18	2,485,000	2,952,051
	10.610% 08/15/17	1,650,000	2,044,432
Penn Virginia Corp.
	10.375% 06/15/16	1,960,000	2,116,800
Petrobras International Finance Co.
	5.875% 03/01/18	4,150,000	4,264,951
	7.875% 03/15/19	3,200,000	3,685,283
PetroHawk Energy Corp.
	7.875% 06/01/15	6,420,000	6,420,000
Quicksilver Resources, Inc.
	7.125% 04/01/16	5,250,000	4,882,500
Range Resources Corp.
	7.500% 05/15/16	1,590,000	1,625,775
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.500% 09/30/14 (b)	1,000,000	1,055,000
	5.832% 09/30/16 (b)	4,200,000	4,439,610
Southwestern Energy Co.
	7.500% 02/01/18	1,595,000	1,682,725
Talisman Energy, Inc.
	7.750% 06/01/19	1,094,000	1,303,403
XTO Energy, Inc.
	7.500% 04/15/12	340,000	381,286
			75,805,141
Oil Refining & Marketing — 0.4%
Frontier Oil Corp.
	8.500% 09/15/16	1,905,000	1,928,813
Tesoro Corp.
	6.625% 11/01/15	3,225,000	2,991,187
United Refining Co.
	10.500% 08/15/12	2,145,000	2,059,200
			6,979,200

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil-Field Services — 0.2%
Gazprom International SA
	7.201% 02/01/20	4,574,272	4,794,295
			4,794,295
Oil & Gas Total			87,578,636
Oil & Gas Services — 0.1%
Oil-Field Services — 0.1%
Halliburton Co.
	5.900% 09/15/18	515,000	569,842
Smith International, Inc.
	9.750% 03/15/19	470,000	637,241
Weatherford International Ltd.
	5.150% 03/15/13	700,000	744,707
			1,951,790
Oil & Gas Services Total			1,951,790
Oil, Gas & Consumable Fuels — 0.7%
Oil Companies-Exploration & Production — 0.2%
NAK Naftogaz Ukraine
	9.500% 09/30/14	2,825,000	2,705,163
			2,705,163
Oil Company-Integrated — 0.5%
Ecopetrol SA
	7.625% 07/23/19	5,000,000	5,500,000
Petronas Capital Ltd.
	5.250% 08/12/19	5,500,000	5,546,552
			11,046,552
Oil, Gas & Consumable Fuels Total			13,751,715
Pipelines — 1.1%
Pipelines — 1.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,125,000	2,929,687
El Paso Corp.
	6.875% 06/15/14	2,970,000	2,994,915
	7.250% 06/01/18	3,525,000	3,547,638
Kinder Morgan Energy Partners LP
	6.500% 09/01/39	550,000	571,452
	6.950% 01/15/38	670,000	733,352
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	2,445,000	2,377,762
MarkWest Energy Partners LP
	6.875% 11/01/14	2,800,000	2,716,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	8.500% 07/15/16	1,905,000	1,914,525
Plains All American Pipeline LP
	5.750% 01/15/20	140,000	145,984
	6.500% 05/01/18	1,360,000	1,491,402
	8.750% 05/01/19	1,240,000	1,532,897
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	1,450,000	1,362,681
	7.625% 01/15/39	575,000	709,804
Williams Companies, Inc.
	7.875% 09/01/21	763,000	934,737
			23,962,836
Pipelines Total			23,962,836
ENERGY TOTAL			144,650,364
FINANCIALS — 7.3%
Banks — 2.9%
Commercial Banks-Central US — 0.1%
Northern Trust Co.
	6.500% 08/15/18	1,500,000	1,706,718
			1,706,718
Commercial Banks-Eastern US — 0.0%
Discover Bank/Greenwood DE
	8.700% 11/18/19	305,000	329,070
			329,070
Commercial Banks-Non US — 0.2%
Barclays Bank PLC
	5.000% 09/22/16	760,000	775,913
	7.375% 06/29/49 (12/01/11) (b)(c)(d)	275,000	257,125
Lloyds TSB Group PLC
	6.267% 11/29/49 (11/14/16) (b)(c)(d)	400,000	212,000
Westpac Banking Corp.
	4.200% 02/27/15	2,285,000	2,357,236
			3,602,274
Commercial Banks-Western U.S. — 1.1%
Citibank NA
	1.875% 05/07/12	20,000,000	20,308,720
Zions Bancorporation
	7.750% 09/23/14	1,640,000	1,577,367
			21,886,087

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Banking Institutional — 0.0%
Citigroup, Inc.
	8.125% 07/15/39	705,000	797,390
			797,390
Diversified Financial Services — 0.9%
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (c)(d)	2,990,000	2,481,700
Capital One Capital V
	10.250% 08/15/39	2,925,000	3,317,661
CIT Group, Inc.
	7.000% 05/01/17	10,470,000	9,252,862
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	195,000	190,380
JPMorgan Chase Capital XX
	6.550% 09/29/36	2,835,000	2,652,899
JPMorgan Chase Capital XXII
	6.450% 02/02/37	150,000	137,025
			18,032,527
Fiduciary Banks — 0.1%
Bank of New York Mellon Corp.
	5.450% 05/15/19	1,520,000	1,620,639
Northern Trust Corp.
	5.500% 08/15/13	1,070,000	1,177,735
			2,798,374
Money Center Banks — 0.1%
Comerica Bank
	5.200% 08/22/17	500,000	483,393
Deutsche Bank AG/London
	4.875% 05/20/13	2,280,000	2,451,577
			2,934,970
Super-Regional Banks-US — 0.4%
Capital One Financial Corp.
	5.700% 09/15/11	1,920,000	2,018,237
	7.375% 05/23/14	1,045,000	1,197,927
Keycorp
	6.500% 05/14/13	1,190,000	1,268,869
National City Corp.
	4.900% 01/15/15	1,940,000	2,037,169
USB Capital IX
	6.189% 10/29/49 (04/15/11) (c)(d)	3,015,000	2,487,375

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
USB Capital XIII Trust
6.625% 12/15/39		185,000	183,905
			9,193,482
Banks Total			61,280,892
Commercial Banks — 0.2%
Money Center Banks — 0.1%
Lloyds TSB Bank PLC
4.375% 01/12/15 (b)		2,350,000	2,310,744
			2,310,744
Super-Regional Banks-US — 0.1%
PNC Funding Corp.
3.625% 02/08/15		660,000	663,709
5.125% 02/08/20		1,000,000	1,014,385
			1,678,094
Commercial Banks Total			3,988,838
Diversified Financial Services — 2.6%
Diversified Financial Services — 0.1%
General Electric Capital Corp.
5.500% 01/08/20		1,504,000	1,512,450
6.000% 08/07/19		700,000	732,379
			2,244,829
Finance-Auto Loans — 1.2%
Ford Motor Credit Co., LLC
7.500% 08/01/12		1,565,000	1,571,559
7.800% 06/01/12		8,100,000	8,185,609
8.000% 12/15/16		3,310,000	3,323,697
GMAC, Inc.
6.875% 09/15/11		6,270,000	6,270,000
8.000% 11/01/31		6,063,000	5,593,117
			24,943,982
Finance-Consumer Loans — 0.4%
American General Finance Corp.
6.900% 12/15/17		1,885,000	1,352,018
SLM Corp.
5.000% 10/01/13		1,885,000	1,765,510
6.500% 06/15/10	NZD	7,865,000	5,453,260
			8,570,788
Finance-Investment Banker/Broker — 0.3%
Cemex Finance LLC
9.500% 12/14/16 (b)		3,760,000	3,835,200

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
E*Trade Financial Corp.
	PIK,
	12.500% 11/30/17	1,795,000	2,077,713
			5,912,913
Finance-Leasing Company — 0.1%
International Lease Finance Corp.
	4.875% 09/01/10	455,000	449,344
	5.625% 09/15/10	2,250,000	2,224,696
			2,674,040
Finance-Other Services — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	8.000% 01/15/18 (b)	5,420,000	5,094,800
			5,094,800
Investment Management/Advisor Service — 0.2%
Ameriprise Financial, Inc.
	7.300% 06/28/19	610,000	701,495
Nuveen Investments, Inc.
	10.500% 11/15/15	3,045,000	2,755,725
			3,457,220
Special Purpose Entity — 0.1%
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	2,300,000	2,406,375
			2,406,375
Diversified Financial Services Total			55,304,947
Insurance — 1.3%
Insurance Brokers — 0.2%
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	2,205,000	2,045,137
USI Holdings Corp.
	9.750% 05/15/15 (b)	1,665,000	1,527,638
			3,572,775
Life/Health Insurance — 0.3%
Lincoln National Corp.
	8.750% 07/01/19	1,720,000	2,073,847
Principal Life Income Funding Trusts
	5.300% 04/24/13	960,000	1,038,136
Provident Companies, Inc.
	7.000% 07/15/18	990,000	1,009,121
Prudential Financial, Inc.
	7.375% 06/15/19	780,000	896,894

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Unum Group
	7.125% 09/30/16	680,000	725,804
			5,743,802
Multi-Line Insurance — 0.4%
CNA Financial Corp.
	5.850% 12/15/14	391,000	400,146
	7.350% 11/15/19	779,000	815,133
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	2,825,000	2,202,661
MetLife Capital Trust X
	9.250% 04/08/38 (04/08/38) (b)(c)(d)	1,320,000	1,465,200
MetLife, Inc.
	6.750% 06/01/16	1,520,000	1,688,680
	10.750% 08/01/39	1,270,000	1,564,992
			8,136,812
Mutual Insurance — 0.0%
Liberty Mutual Group, Inc.
	10.750% 06/15/58 (06/15/58) (b)(c)(d)	920,000	993,600
			993,600
Property/Casualty Insurance — 0.3%
Asurion Corp.
	6.728% 07/02/15 (03/11/10) (c)(d)(g)	3,810,000	3,683,589
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,060,000	3,014,100
			6,697,689
Reinsurance — 0.1%
Transatlantic Holdings, Inc.
	8.000% 11/30/39	1,005,000	1,013,948
			1,013,948
Insurance Total			26,158,626
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Diversified — 0.2%
Duke Realty LP
	7.375% 02/15/15	785,000	849,967
	8.250% 08/15/19	924,800	1,014,384
DuPont Fabros Technology LP
	8.500% 12/15/17 (b)	2,940,000	2,984,100
			4,848,451
REITS-Office Property — 0.1%
Brandywine Operating Partnership LP
	7.500% 05/15/15	2,125,000	2,249,427

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Highwoods Properties, Inc.
	5.850% 03/15/17	140,000	134,777
			2,384,204
Real Estate Investment Trusts (REITs) Total			7,232,655
FINANCIALS TOTAL			153,965,958
INDUSTRIALS — 4.4%
Aerospace & Defense — 0.6%
Aerospace/Defense — 0.0%
Embraer Overseas Ltd.
	6.375% 01/15/20	500,000	499,375
			499,375
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.
	8.500% 07/01/18	3,140,000	3,289,150
Sequa Corp.
	11.750% 12/01/15 (b)	4,105,000	4,022,900
			7,312,050
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	4,780,000	4,857,675
			4,857,675
Aerospace & Defense Total			12,669,100
Building Materials — 0.2%
Building & Construction Products-Miscellaneous — 0.1%
Nortek, Inc.
	11.000% 12/01/13	1,717,599	1,803,479
Ply Gem Industries, Inc.
	11.750% 06/15/13	1,350,000	1,370,250
			3,173,729
Building Products-Cement/Aggregation — 0.1%
Texas Industries, Inc.
	7.250% 07/15/13	2,175,000	2,115,187
			2,115,187
Building Materials Total			5,288,916
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden, Inc.
	7.000% 03/15/17	3,780,000	3,638,250

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
General Cable Corp.
	7.125% 04/01/17	3,165,000	3,085,875
			6,724,125
Electrical Components & Equipment Total			6,724,125
Electronics — 0.1%
Electronic Components-Miscellaneous — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	1,367,000	1,363,582
			1,363,582
Electronics Total			1,363,582
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
	8.625% 12/15/13 (b)	1,645,000	1,620,325
			1,620,325
Engineering & Construction Total			1,620,325
Environmental Control — 0.1%
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.
	7.625% 08/15/16	2,000,000	2,020,000
			2,020,000
Environmental Control Total			2,020,000
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.
	8.250% 12/15/38	150,000	202,440
Terex Corp.
	8.000% 11/15/17	4,195,000	3,901,350
			4,103,790
Machinery-Construction & Mining Total			4,103,790
Machinery-Diversified — 0.3%
Machinery-General Industry — 0.3%
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	2,575,000	2,729,500
Manitowoc Co., Inc.
	7.125% 11/01/13	3,500,000	3,395,000
			6,124,500
Machinery-Diversified Total			6,124,500

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.5%
Diversified Manufacturing Operators — 0.1%
Bombardier, Inc.
	6.300% 05/01/14 (b)	2,385,000	2,450,588
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	550,000	672,620
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	155,000	179,366
			3,302,574
Firearms & Ammunition — 0.1%
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	1,950,000	1,920,750
			1,920,750
Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.
	7.500% 03/01/14	2,700,000	2,619,000
Trimas Corp.
	9.750% 12/15/17 (b)	3,300,000	3,316,500
			5,935,500
Miscellaneous Manufacturing Total			11,158,824
Packaging & Containers — 0.9%
Containers-Metal/Glass — 0.3%
BWAY Corp.
	10.000% 04/15/14 (b)	2,195,000	2,260,850
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,440,000	2,519,300
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	1,265,000	1,315,600
			6,095,750
Containers-Paper/Plastic — 0.6%
Berry Plastics Holding Corp.
	8.875% 09/15/14	3,280,000	3,157,000
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (b)	3,350,000	3,283,000
Graphic Packaging International, Inc.
	9.500% 06/15/17	3,065,000	3,218,250
Solo Cup Co.
	8.500% 02/15/14	3,285,000	3,120,750
			12,779,000
Packaging & Containers Total			18,874,750

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — 1.1%
Transportation-Marine — 0.5%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	3,385,000	3,351,150
Ship Finance International Ltd.
	8.500% 12/15/13	2,515,000	2,442,694
Stena AB
	7.500% 11/01/13	2,740,000	2,726,300
Teekay Corp.
	8.500% 01/15/20	1,830,000	1,857,450
			10,377,594
Transportation-Railroad — 0.4%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(d)	920,000	892,400
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	3,770,000	3,760,575
RailAmerica, Inc.
	9.250% 07/01/17	1,336,000	1,401,130
Union Pacific Corp.
	5.700% 08/15/18	1,440,000	1,534,795
			7,588,900
Transportation-Services — 0.2%
Bristow Group, Inc.
	7.500% 09/15/17	2,360,000	2,318,700
PHI, Inc.
	7.125% 04/15/13	2,305,000	2,224,325
			4,543,025
Transportation Total			22,509,519
INDUSTRIALS TOTAL			92,457,431
TECHNOLOGY — 0.7%
Computers — 0.3%
Computer Services — 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	6,155,000	6,301,181
			6,301,181
Computers-Memory Devices — 0.1%
Seagate Technology International
	10.000% 05/01/14 (b)	1,080,000	1,227,150
			1,227,150
Computers Total			7,528,331

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Networking Products — 0.1%
Networking Products — 0.1%
Cisco Systems, Inc.
	5.500% 01/15/40	900,000	872,992
	5.900% 02/15/39	755,000	774,088
			1,647,080
Networking Products Total			1,647,080
Semiconductors — 0.3%
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.
	9.250% 06/01/16	3,805,000	3,928,663
Freescale Semiconductor, Inc.
	12.500% 12/15/14 (g)	1,488,347	1,528,036
			5,456,699
Semiconductors Total			5,456,699
Software — 0.0%
Enterprise Software/Services — 0.0%
Oracle Corp.
	6.500% 04/15/38	925,000	1,028,014
			1,028,014
Software Total			1,028,014
TECHNOLOGY TOTAL			15,660,124
UTILITIES — 2.1%
Electric — 2.0%
Electric-Generation — 0.3%
Edison Mission Energy
	7.000% 05/15/17	2,030,000	1,486,975
Intergen NV
	9.000% 06/30/17 (b)	4,660,000	4,753,200
			6,240,175
Electric-Integrated — 0.9%
CMS Energy Corp.
	6.875% 12/15/15	1,615,000	1,687,565
Commonwealth Edison Co.
	5.950% 08/15/16	950,000	1,051,933
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	895,000	1,021,651
Energy Future Holdings Corp.
	10.000% 01/15/20 (b)	3,895,000	3,972,900
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	2,415,000	2,439,150

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Kansas City Power & Light Co.
	7.150% 04/01/19	835,000	965,136
Mirant Americas Generation LLC
	8.500% 10/01/21	4,545,000	4,249,575
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (b)	865,000	874,642
Texas Competitive Electric Holdings Co. LLC
	10.250% 11/01/15	3,580,000	2,675,692
			18,938,244
Independent Power Producer — 0.8%
AES Corp.
	7.750% 03/01/14	3,625,000	3,629,531
	8.000% 10/15/17	2,465,000	2,449,594
Dynegy Holdings, Inc.
	7.750% 06/01/19	2,610,000	2,048,850
Mirant North America LLC
	7.375% 12/31/13	1,005,000	1,001,231
NRG Energy, Inc.
	7.375% 02/01/16	2,170,000	2,140,163
	7.375% 01/15/17	2,505,000	2,464,294
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	3,720,000	3,217,800
			16,951,463
Electric Total			42,129,882
Gas — 0.1%
Gas-Distribution — 0.1%
Atmos Energy Corp.
	8.500% 03/15/19	580,000	719,263
Sempra Energy
	6.500% 06/01/16	310,000	347,102
			1,066,365
Gas Total			1,066,365
UTILITIES TOTAL			43,196,247

	Total Corporate Fixed-Income Bonds & Notes (cost of $903,195,642)		948,723,540

			Par (a)	Value ($)
Government & Agency Obligations — 43.7%
FOREIGN GOVERNMENT OBLIGATIONS — 30.3%
Banco Nacional de Desenvolvimento Economico e Social
	5.500% 07/12/20 (b)		2,850,000	2,800,125
Belgium Government Bond
	3.250% 09/28/16	EUR	6,680,000	9,275,921
European Investment Bank
	0.063% 09/21/11 (03/23/10) (c)(d)	JPY	2,435,000,000	27,290,774
	1.250% 09/20/12	JPY	1,135,000,000	13,077,648
	1.400% 06/20/17	JPY	1,457,000,000	16,824,221
	5.500% 12/07/11	GBP	5,250,000	8,588,303
Federal Republic of Germany
	4.250% 07/04/17	EUR	1,850,000	2,771,185
	5.000% 07/04/12	EUR	6,585,000	9,769,503
	6.000% 06/20/16	EUR	14,500,000	23,661,518
Federative Republic of Brazil
	7.375% 02/03/15	EUR	6,950,000	11,048,600
	7.875% 03/07/15		700,000	826,000
	8.250% 01/20/34		4,700,000	5,875,000
	8.500% 09/24/12	EUR	1,480,000	2,297,376
	8.750% 02/04/25		4,500,000	5,805,000
	11.000% 08/17/40		12,400,000	16,647,000
	12.500% 01/05/22	BRL	10,275,000	6,709,183
Government of Canada
	4.000% 06/01/16	CAD	8,300,000	8,408,779
	8.000% 06/01/23	CAD	6,755,000	9,208,615
Government of Japan
	1.400% 12/20/18	JPY	1,660,000,000	19,159,216
Government of New Zealand
	6.000% 11/15/11	NZD	6,300,000	4,564,992
	6.000% 12/15/17	NZD	1,900,000	1,368,160
Instituto de Credito Oficial
	1.500% 09/20/12	JPY	680,000,000	7,837,730
International Finance Corp.
	7.500% 02/28/13	AUD	9,245,000	8,785,460
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	910,000,000	10,858,217
Kingdom of Netherlands
	4.000% 07/15/16	EUR	1,580,000	2,315,323
Kingdom of Norway
	4.250% 05/19/17	NOK	97,185,000	17,336,763
	6.000% 05/16/11	NOK	15,830,000	2,798,051
Kingdom of Spain
	3.800% 01/31/17	EUR	5,680,000	7,947,482

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Pemex Project Funding Master Trust
	1.554% 06/15/10 (03/15/10) (c)(d)		4,750,000	4,750,000
	5.750% 03/01/18		10,370,000	10,500,413
Penerbangan Malaysia Bhd
	5.625% 03/15/16		3,200,000	3,480,694
Province of British Columbia
	5.700% 06/18/29	CAD	2,770,000	2,997,113
Republic of Argentina
	8.280% 12/31/33		10,024,326	6,540,873
Republic of Bulgaria
	8.250% 01/15/15		2,700,000	3,095,010
Republic of Colombia
	7.375% 03/18/19		6,150,000	7,041,750
	8.125% 05/21/24		6,525,000	7,781,062
	9.750% 04/09/11		1,774,919	1,899,163
Republic of Finland
	4.250% 07/04/15	EUR	3,275,000	4,870,562
Republic of France
	4.000% 04/25/13	EUR	9,100,000	13,323,069
	4.750% 10/25/12	EUR	7,700,000	11,422,039
	5.500% 04/25/29	EUR	7,000,000	11,481,326
Republic of Hungary
	4.750% 02/03/15		2,435,000	2,446,245
Republic of Indonesia
	5.875% 03/13/20 (b)		6,755,000	6,982,981
	7.250% 04/20/15 (b)		3,000,000	3,420,000
	10.375% 05/04/14 (b)		9,180,000	11,497,950
Republic of Italy
	4.250% 02/01/15	EUR	7,765,000	11,304,140
	4.500% 08/01/18	EUR	2,600,000	3,770,940
	5.250% 08/01/17	EUR	5,090,000	7,801,031
Republic of Panama
	6.700% 01/26/36		9,300,000	9,881,250
	8.875% 09/30/27		7,270,000	9,305,600
Republic of Peru
	7.350% 07/21/25		5,200,000	6,058,000
	8.375% 05/03/16		10,780,000	13,124,650
Republic of Philippines
	6.375% 10/23/34		3,900,000	3,700,125
	6.500% 01/20/20		3,810,000	4,071,938

			Par (a)	Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
	8.875% 03/17/15		10,615,000	12,844,150
Republic of Poland
	4.750% 04/25/12	PLN	16,100,000	5,560,173
	5.500% 10/25/19	PLN	14,475,000	4,798,470
	6.250% 10/24/15	PLN	35,350,000	12,631,824
	6.375% 07/15/19		1,470,000	1,578,780
Republic of South Africa
	6.500% 06/02/14		3,650,000	4,024,125
	6.875% 05/27/19		1,250,000	1,378,125
	13.000% 08/31/10	ZAR	9,666,668	1,286,356
	13.000% 08/31/11	ZAR	9,666,666	1,351,576
Republic of Turkey
	7.000% 09/26/16		5,695,000	6,264,500
	7.375% 02/05/25		8,680,000	9,504,600
	7.500% 07/14/17		2,910,000	3,277,388
Republic of Uruguay
	PIK,
	7.875% 01/15/33		8,000,000	8,680,000
Republic of Venezuela
	9.250% 09/15/27		15,165,000	11,335,837
	9.250% 05/07/28		5,820,000	4,074,000
Russian Federation
	7.500% 03/31/30		25,577,400	28,981,752
	12.750% 06/24/28		7,430,000	12,836,068
State of Qatar
	5.250% 01/20/20 (b)		2,000,000	2,030,000
	6.550% 04/09/19 (b)		3,000,000	3,330,000
Treasury Corp. of Victoria
	5.750% 11/15/16	AUD	4,600,000	4,134,394
	6.000% 06/15/20	AUD	4,580,000	4,101,035
United Kingdom Treasury
	5.000% 03/07/25	GBP	4,680,000	7,544,458
	8.000% 09/27/13	GBP	750,000	1,381,571
	9.000% 07/12/11	GBP	2,750,000	4,658,392
United Mexican States
	6.050% 01/11/40		5,350,000	5,269,750
	8.125% 12/30/19		11,020,000	13,637,250
	11.375% 09/15/16		7,590,000	10,588,050
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			633,486,693
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mortgage Corp.
	6.750% 03/15/31		406,000	504,503

		Par (a)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (continued)
Federal National Mortgage Association
	4.375% 07/17/13 (j)	3,003,000	3,262,916
	U.S. GOVERNMENT AGENCIES TOTAL		3,767,419
U.S. GOVERNMENT OBLIGATIONS — 13.2%
U.S. Treasury Bonds
	5.375% 02/15/31 (j)	10,000,000	11,310,940
	7.500% 11/15/24 (j)	18,400,000	25,141,870
	8.875% 02/15/19 (j)	21,000,000	29,787,198
	10.625% 08/15/15 (j)	29,415,000	41,780,801
U.S. Treasury Notes
	4.125% 05/15/15	16,800,000	18,287,069
	4.250% 09/30/12	40,000,000	43,218,760
	5.000% 02/15/11	47,600,000	49,730,862
	5.125% 05/15/16	46,000,000	52,285,486
U.S. Treasury STRIPS
	(k) 05/15/23	4,550,000	2,534,300
	P.O.
	(k) 11/15/13 (j)	2,250,000	2,110,171
	U.S. GOVERNMENT OBLIGATIONS TOTAL		276,187,457

	Total Government & Agency Obligations (cost of $860,269,021)		913,441,569
Mortgage-Backed Securities — 5.6%
Federal Home Loan Mortgage Corp.
	5.000% 05/01/21	10,475,729	11,142,708
	9.000% 12/01/18	426	474
	9.000% 01/01/22	14,129	16,159
	9.250% 05/01/16	40,830	45,708
	9.500% 08/01/16	393	441
	9.750% 09/01/16	722	781
	10.000% 10/01/19	1,791	2,020
	10.000% 11/01/19	3,675	4,207
	10.500% 01/01/20	4,939	5,540
	10.750% 07/01/11	6,372	6,549
	10.750% 09/01/13	1,268	1,412
	11.250% 08/01/13	288	299
	11.250% 09/01/15	5,248	6,082
Federal National Mortgage Association
	4.000% 01/01/39	18,086,118	17,836,014
	5.000% 09/01/37	10,580,067	10,990,158

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	5.500% 11/01/36	7,572,816	7,985,855
	6.000% 10/01/36	3,223,986	3,430,163
	6.000% 02/01/37	10,187,804	10,839,322
	6.000% 08/01/37	15,526,108	16,489,905
	6.500% 12/01/31	15,653	16,994
	6.500% 05/01/32	20,472	22,225
	6.500% 01/01/33	10,723	11,642
	6.500% 05/01/33	52,755	57,275
	6.500% 11/01/36	21,810,889	23,345,441
	6.500% 11/01/37	13,294,779	14,209,388
	8.500% 06/01/15	109	119
	8.500% 09/01/21	3,258	3,590
	9.000% 07/01/14	446	482
	9.000% 04/01/16	36	37
	9.000% 08/01/21	18,814	21,615
	10.000% 04/01/14	33,840	37,208
	10.500% 07/01/14	14,108	15,995
	10.500% 01/01/16	8	8
	10.500% 03/01/16	97,848	110,484
Government National Mortgage Association
	9.000% 05/15/16	17,942	20,011
	9.000% 06/15/16	13,971	15,581
	9.000% 07/15/16	33,110	36,928
	9.000% 08/15/16	32,545	36,297
	9.000% 09/15/16	39,866	44,318
	9.000% 09/15/16	21,741	24,247
	9.000% 10/15/16	7,840	8,743
	9.000% 11/15/16	24,219	26,848
	9.000% 12/15/16	26,963	30,072
	9.000% 01/15/17	1,992	2,230
	9.000% 02/15/17	4,371	4,893
	9.000% 04/15/17	6,650	7,444
	9.000% 07/15/17	22,474	25,159
	9.000% 10/15/17	7,309	8,182
	9.000% 12/15/17	7,328	8,277
	9.500% 10/15/16	5,822	6,490
	9.500% 09/15/17	1,707	1,935
	10.000% 09/15/17	20,387	22,767
	10.000% 11/15/17	2,878	3,214
	10.000% 02/15/18	10,685	12,231
	10.000% 08/15/18	238	273
	10.000% 09/15/18	2,304	2,637

		Par (a)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 11/15/18	6,261	7,130
	10.000% 03/15/19	5,132	5,902
	10.000% 06/15/19	1,169	1,330
	10.000% 08/15/19	455	523
	10.000% 11/15/20	1,437	1,654
	10.500% 10/15/15	4,273	4,755
	10.500% 12/15/15	567	631
	10.500% 01/15/16	2,581	2,890
	10.500% 10/15/17	3,621	4,061
	10.500% 12/15/17	2,407	2,700
	10.500% 01/15/18	4,433	4,990
	10.500% 07/15/18	874	985
	10.500% 12/15/18	809	906
	10.500% 06/15/19	1,501	1,696
	10.500% 07/15/19	706	797
	11.000% 09/15/15	39,810	44,701
	11.000% 10/15/15	24,715	27,717
	11.750% 08/15/13	4,315	4,770
	12.000% 05/15/14	186	206

	Total Mortgage-Backed Securities (cost of $112,749,620)		117,123,421
Commercial Mortgage-Backed Securities — 2.2%
Bear Stearns Commercial Mortgage Securities
	4.933% 02/13/42 (03/01/10) (c)(d)	4,845,000	4,994,496
	5.201% 12/11/38	5,000,000	5,020,695
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (03/01/10) (c)(d)	1,395,000	1,458,273
GS Mortgage Securities Corp. II
	4.751% 07/10/39	4,825,000	4,908,926
	5.553% 04/10/38 (03/01/10) (c)(d)	4,898,000	4,813,292
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	4,000,000	3,757,233
	5.790% 06/12/43 (03/01/10) (c)(d)	4,825,000	5,116,865
Morgan Stanley Capital I
	4.989% 08/13/42	4,825,000	4,931,496
	5.797% 08/12/41 (03/01/10) (c)(d)	3,575,000	3,804,710

		Par (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Wachovia Bank Commercial Mortgage Trust
	5.208% 10/15/44 (03/01/10) (c)(d)	4,825,000	5,059,757
	5.726% 06/15/45	1,531,878	1,549,753

	Total Commercial Mortgage-Backed Securities (cost of $43,238,944)		45,415,496
Municipal Bonds — 0.2%
CALIFORNIA — 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	2,820,000	1,864,358
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	625,000	584,363
CA State
	Series 2009,
	7.550% 04/01/39	1,465,000	1,442,805
	CALIFORNIA TOTAL		3,891,526

	Total Municipal Bonds (cost of $4,897,666)		3,891,526
Asset-Backed Security — 0.1%
GMAC Mortgage Corp.
	4.865% 09/25/34 (03/01/10) (c)(d)	3,159,367	2,464,151

	Total Asset-Backed Security (cost of $3,159,367)		2,464,151

		Shares
Common Stock — 0.0%
INDUSTRIALS — 0.0%
	Nortek, Inc. (l)	1,710	63,270
	INDUSTRIALS TOTAL		63,270

	Total Common Stock (cost of $49,864)		63,270
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
	CMP Susquehanna Radio Holdings Corp., Series A (b)(e)(l)	40,765	408
	Media Total		408
	COMMUNICATIONS TOTAL		408

	Total Preferred Stock (cost of $408)		408

		Units	Value ($)
Warrants — 0.0%
FINANCIALS — 0.0%
Advertising — 0.0%
CNB Capital Trust I	Expires 03/23/19 (e)(l)	46,584	466
	Advertising Total		466
	FINANCIALS TOTAL		466

	Total Warrants (cost of $466)		466

	Shares
Securities Lending Collateral — 2.6%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.197%) (m)	54,377,629	54,377,629

Total Securities Lending Collateral (cost of $54,377,629)		54,377,629

	Par ($)
Short-Term Obligation — 1.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 02/26/10, due 03/01/10 at 0.050% collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $27,562,688 (repurchase proceeds $27,022,113)	27,022,000	27,022,000

Total Short-Term Obligation (cost of $27,022,000)		27,022,000

Total Investments — 101.0% (cost of $2,008,960,627)(n)(o)		2,112,523,476

Obligation to Return Collateral for Securities Loaned — (2.6)%		(54,377,629)

Other Assets & Liabilities, Net — 1.6%		33,052,758

Net Assets — 100.0%		2,091,198,605

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Credit default swap contracts are marked to market daily based upon quotations from market makers.  Quotations obtained from independent pricing services use information provided by market makers.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$88,031,913	$—	$88,031,913
Communications	—	181,428,893	78,750	181,507,643
Consumer Cyclical	—	110,906,987	—	110,906,987
Consumer Non-Cyclical	—	116,828,123	—	116,828,123
Diversified	—	1,518,750	—	1,518,750
Energy	—	144,650,364	—	144,650,364
Financials	—	153,965,958	—	153,965,958
Industrials	—	92,457,431	—	92,457,431
Technology	—	15,660,124	—	15,660,124
Utilities	—	43,196,247	—	43,196,247
Total Corporate Fixed-Income Bonds & Notes	—	948,644,790	78,750	948,723,540
Government & Agency Obligations
Foreign Government Obligations	—	633,486,693	—	633,486,693
U.S. Government Agencies	—	3,767,419	—	3,767,419
U.S. Government Obligations	271,542,986	4,644,471	—	276,187,457
Total Government & Agency Obligations	271,542,986	641,898,583	—	913,441,569
Total Mortgage-Backed Securities	—	117,123,421	—	117,123,421
Total Commercial Mortgage-Backed Securities	—	45,415,496	—	45,415,496
Total Municipal Bonds	—	3,891,526	—	3,891,526
Total Asset-Backed Security	—	2,464,151	—	2,464,151
Total Common Stock	63,270	—	—	63,270
Total Preferred Stock	—	—	408	408
Total Warrants	—	—	466	466
Total Securities Lending Collateral	54,377,629	—	—	54,377,629
Total Short-Term Obligation	—	27,022,000	—	27,022,000
Total Investments	325,983,885	1,786,459,967	79,624	2,112,523,476
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(66,700)	—	(66,700)
Value of Credit Default Swap Contract	—	(170,122)	—	(170,122)
Total	$325,983,885	$1,786,223,145	$79,624	$2,112,286,654

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending February 28, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of February 28, 2010
Corporate Fixed-Income Bonds & Notes
Communications	$78,750	$—	$—	$—	$—	$—	$78,750
Utilities	335,397	—	(29,091)	32,513	(338,819)	—	—
Preferred Stock	408	—	—	—	—	—	408
Warrants	466	—	—	—	—	—	466
	$415,021	$—	$(29,091)	$32,513	$(338,819)	$—	$79,624

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid except for the following, amounted to $266,381,697, which represents 12.7% of net assets.

	Security	Acquisition Date	Par/Shares	Cost	Value
	ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06-11/02/06	$1,550,000	$1,565,225	$1,209,000

	CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	40,765	408	408

	Local TV Finance LLC PIK, 9.250% 06/15/15	05/02/07 - 12/15/09	2,078,212	1,860,968	1,184,581

	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07 - 10/04/07	3,055,000	3,105,055	2,861,160

	Snoqualmie Entertainment Authority 4.136% 02/01/14	01/23/07	375,000	375,000	255,000
$5,510,149

(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2010, the value of these securities amounted to $79,624, which represents less than 0.1% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued.  At February 28, 2010, the value of these securities amounted to $2,968,614, which represents 0.1% of net assets.

(g)	Loan participation agreement.

(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2010, the value of this security amounted to $1,108,900 which represents 0.1% of net assets.

(i)	Securities purchased on a delayed delivery basis.

(j)	All or a portion of this security was on loan at February 28, 2010. The total market value of securities on loan at February 28, 2010 was $53,398,443.

(k)	Zero coupon bond.

(l)	Non-income producing security.

(m)	Investment made with cash collateral received from securities lending activity.

(n)	Cost for federal income tax purposes is $2,026,000,380.

(o)	Unrealized appreciation and depreciation at February 28, 2010 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$127,664,129	$(41,141,033)	$86,523,096

Forward foreign currency exchange contracts outstanding on February 28, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$8,612,324	$8,717,887	03/11/10	$105,563
EUR	8,612,324	8,717,115	03/11/10	104,791
EUR	1,797,336	1,816,584	03/18/10	19,248
EUR	10,613,798	10,640,993	03/19/10	27,195
EUR	10,239,354	10,264,244	03/19/10	24,890
EUR	9,531,229	9,488,605	03/25/10	(42,624)
JPY	10,355,753	10,222,222	03/17/10	(133,531)
JPY	10,356,095	10,183,863	03/25/10	(172,232)
				$(66,700)

At February 28, 2010, the Fund has entered into the following credit default swap contract:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract

Barclays Capital	Federative Republic of Brazil

	12.250% 03/06/30	Buy	1.470%	09/20/14	$10,000,000	$—	$(170,122)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 21, 2010